Credit Facilities (Details) - Schedule of short-term bank borrowings - Short-term Debt [Member] - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total		$ 7,579,324	$ 6,551,724
Hangzhou United Rural Commercial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	[1]	From November 11, 2021 to November 5, 2022
Interest rate	[1]	6.80%
Collateral/ Guarantee	[1]	Guarantee by Mr. Dongdong Wang and his Spouse
Total	[1]	$ 156,922
Hangzhou United Rural Commercial Bank Co., Ltd. One [Member]
Short-Term Debt [Line Items]
Term	[1]	From September 23, 2021 to September 22, 2022
Interest rate	[1]	5.80%
Collateral/ Guarantee	[1]	Guarantee by Mr. Dongdong Wang and his Spouse
Total	[1]	$ 78,461
Hangzhou United Rural Commercial Bank Co., Ltd. Two [Member]
Short-Term Debt [Line Items]
Term	[1]	From September 16, 2021 to September 15, 2022
Interest rate	[1]	5.80%
Collateral/ Guarantee	[1]	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off	[1]
Total	[1]	$ 78,461
Hangzhou United Rural Commercial Bank Co., Ltd. Three [Member]
Short-Term Debt [Line Items]
Term	[1]	From July 14, 2021 to January 13, 2022
Interest rate	[1]	5.50%
Collateral/ Guarantee	[1]	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off	[1]
Total	[1]	$ 78,461
Hangzhou United Rural Commercial Bank Co., Ltd. Four [Member]
Short-Term Debt [Line Items]
Term	[1]	From June 29, 2021 to January 13, 2022
Interest rate	[1]	5.50%
Collateral/ Guarantee	[1]	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off	[1]	Jan. 13, 2022
Total	[1]	$ 784,609
Zhejiang Tailong Commercial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	[2]	From November 11, 2021 to November 19, 2022
Interest rate	[2]	6.80%
Collateral/ Guarantee	[2]	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees
Date of paid off	[2]
Total	[2]	$ 470,765
Industrial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	[3]	From April 28, 2021 to May 7, 2022
Interest rate	[3]	5.70%
Collateral/ Guarantee	[3]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off	[3]	May 07, 2022
Total	[3]	$ 376,612
China Everbright Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	[4]	From November 12, 2021 to November 20, 2022
Interest rate	[4]	6.00%
Collateral/ Guarantee	[4]	Pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang
Date of paid off	[4]
Total	[4]	$ 2,259,674
Bank of Communications Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	[5]	From April 29, 2021 to May 9, 2022
Interest rate	[5]	5.70%
Collateral/ Guarantee	[5]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off	[5]	May 09, 2022
Total	[5]	$ 3,295,359
The Industrial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	[3]	From April, 2020 to April, 2021
Interest rate	[3]	5.65%
Collateral/ Guarantee	[3]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off	[3]	Apr. 20, 2021
Total	[3]		291,188
Zhujiang Rural Bank [Member]
Short-Term Debt [Line Items]
Term	[6]	From April, 2020 to April, 2021
Interest rate	[6]	6.53%
Collateral/ Guarantee	[6]	Guarantee by Mr. Jinlong Yang and one of Mr. Jinlong Yang’s family member, pledge by Jinlong Yang and his private fixed deposits of RMB 1 million.
Date of paid off	[6]
Total	[6]		390,805
China Everbright Bank [Member]
Short-Term Debt [Line Items]
Term	[4]	From October, 2020 to October, 2021
Interest rate	[4]	5.30%
Collateral/ Guarantee	[4]	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members
Date of paid off	[4]	Dec. 20, 2021
Total	[4]		2,114,943
Bank of Communication [Member]
Short-Term Debt [Line Items]
Term	[5]	From November, 2020 to November, 2021
Interest rate	[5]	5.65%
Collateral/ Guarantee	[5]	Guarantee by Mr. Jinlong Yang, one of Mr. Jinlong Yang’s family member and a third party
Date of paid off	[5]
Total	[5]		$ 3,754,788

[1]	In November 26, 2018, Cheyi entered into a revolving line of credit agreement with Hangzhou United Rural Commercial Bank Co., Ltd. pursuant to which Cheyi is able to borrow up to RMB5,500,000 (approximately $863,070). The line of credit agreement entitles Cheyi to enter into separate loan contracts under such line of credit. Cheyi utilized a total of RMB5,000,000 (approximately $784,609) during the year ended December 31, 2021 via five withdraws. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date. The Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements after the acquisition of Cheyi.
[2]	In November 11, 2021, the Company entered into a one-year term loan agreement with Zhejiang Tailong Commercial Bank Co., Ltd. pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.
[3]	In April 16, 2019, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,000,000 (approximately $306,513). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 14, 2020, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow 2,600,000 (approximately $398,467). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 28, 2021, the Company entered into a one-year term loan agreement with Industrial Bank pursuant to which the Company is able to borrow RMB 3,000,000 (approximately $470,765). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.
[4]	In October 2020, the Company entered into a one-year term line of credit agreement with China Everbright Bank pursuant to which the Company may borrow up to RMB 30,000,000 (approximately $4,597,701). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 15,000,000 (approximately $2,298,851) in October 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its audited condensed consolidated financial statements. The Company paid off the above loan by October 2021 followed by a new credit line withdrawal of RMB 15,000,000 (approximately $2,353,827). As of December 31, 2021, RMB 15,000,000 was not utilized by the Company.
[5]	In October 2020, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,831,418). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements. In April 2021, the Company entered into a one-year term loan agreement with Bank of Communications pursuant to which the Company is able to borrow RMB 25,000,000 (approximately $3,923,046). Company recorded this loan as short-term bank borrowings in its audited condensed consolidated financial statements.
[6]	In April 2019 and April 2020, the Company entered into a one-year term line of credit agreement with Zhujiang Rural Bank pursuant to which the Company may borrow up to RMB 3,000,000 (approximately $424,622). The line of credit agreement entitles the Company to enter into separate loan contracts under such line of credit. The Company utilized RMB 3,000,000 (approximately $424,622) in April 2019 and RMB 3,000,000 (approximately $424,622) in April 2020. For each withdraw from the line of credit, a separate loan agreement was entered into with a one-year term from the credit line withdraw date and the Company recorded these loans as short-term bank borrowings in its unaudited interim condensed consolidated financial statements. As of December 31, 2019 and 2020, the Company had utilized all line of credit.